Expense Example {- Fidelity® Leveraged Company Stock Fund} - 07.31 Fidelity Leveraged Company Stock Fund Retail PRO-09 - Fidelity® Leveraged Company Stock Fund - Fidelity Leveraged Company Stock Fund-Retail Class
Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918